IMPAIRMENT (CHARGE) REVERSAL - Narrative (Details)	3 Months Ended		12 Months Ended
	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2023 USD ($) $ / oz	Dec. 31, 2021 USD ($)
Disclosure of impairment loss and reversal of impairment loss [line items]
Net carrying amount	$ 2,598,000,000		$ 3,496,500,000
Price of gold, from 2022 to 2025 ($ per ounce) | $ / oz			1,700
Price of gold, from 2026 onward ($ per ounce) | $ / oz			1,600
Price per ounce of gold of un-modeled measured and indicated resources			$ 50
Doyon CGU
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charge		$ 38,400,000
Recoverable amount		96,000,000
Plant and equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Net carrying amount	419,300,000		384,700,000
Gross carrying amount
Disclosure of impairment loss and reversal of impairment loss [line items]
Net carrying amount	5,654,300,000		6,795,900,000	$ 6,470,100,000
Gross carrying amount | Plant and equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Net carrying amount	1,498,200,000		$ 1,554,600,000	$ 1,977,900,000
Gross carrying amount | Plant and equipment | Doyon CGU
Disclosure of impairment loss and reversal of impairment loss [line items]
Net carrying amount		$ 38,400,000
Côté Gold Project
Disclosure of impairment loss and reversal of impairment loss [line items]
Real weighted average costs of capital			0.055
Doyon and Rosebel CGUs
Disclosure of impairment loss and reversal of impairment loss [line items]
Real weighted average costs of capital			0.085
Rosebel CGU
Disclosure of impairment loss and reversal of impairment loss [line items]
Sale of subsidiary, cash consideration	360,000,000
Impairment charge	110,100,000
Impairment post tax impartment charge	$ 70,500,000